Notes to the statement of financial position - Deferred and current taxes narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised, not subject to expiration	€ 92,222	€ 149,826
Unused tax losses for which no deferred tax assets recognised with expiration period between one to five years	3,514	5,878
Unused tax losses for which no deferred tax asset recognised, expiration period later than five years	€ 9,250	€ 658
Unused tax losses for which no deferred tax asset recognised, expiration period later than five years, expiration period	5 years	5 years
Temporary differences associated with investments in subsidiaries	€ 14,873	€ 21,263
Reduction in deferred tax liabilities, Tax Cuts and Jobs Act of 2017	358
Tax effect from change in tax rate, recorded through Other Comprehensive Income, Tax Cuts and Jobs Act of 2017	420
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduction in deferred tax liabilities, Tax Cuts and Jobs Act of 2017	€ 7,354
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward expiration period from years one to five	1 year
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward expiration period from years one to five	5 years